Acquisitions (CamelBak Intangible Assets Acquired) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	11 years 10 months 24 days	15 years
Camelbak
Business Acquisition [Line Items]
Tradename, technology, and customer relationship intangibles	$ 133,800
Tradenames | Camelbak
Business Acquisition [Line Items]
Tradename, technology, and customer relationship intangibles	79,400
Customer Relationships | Camelbak
Business Acquisition [Line Items]
Tradename, technology, and customer relationship intangibles	49,400
Patented technologies | Camelbak
Business Acquisition [Line Items]
Tradename, technology, and customer relationship intangibles	$ 5,000
Minimum | Customer Relationships | Camelbak
Business Acquisition [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	10 years
Minimum | Patented technologies | Camelbak
Business Acquisition [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	7 years
Maximum | Customer Relationships | Camelbak
Business Acquisition [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	20 years
Maximum | Patented technologies | Camelbak
Business Acquisition [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	17 years